Shareholder Report, Line Graph (Details) - USD ($)						12 Months Ended
	Jun. 30, 2022	Sep. 11, 2019	Nov. 09, 2016	Mar. 11, 2015	Jul. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000152643
Account Value [Line Items]
Line Graph and Table Measure Name				HCM Dividend Sector Plus Fund
Account Value	$ 22,280			$ 9,425		$ 30,444	$ 24,952	$ 24,604	$ 15,461	$ 14,063	$ 14,794	$ 13,196	$ 10,534	$ 9,566
C000152642
Account Value [Line Items]
Line Graph and Table Measure Name				HCM Dividend Sector Plus Fund
Account Value	22,481			$ 9,425		30,810	25,216	24,783	15,533	14,114	14,825	13,206	10,534	9,566
C000152645
Account Value [Line Items]
Line Graph and Table Measure Name				HCM Dividend Sector Plus Fund
Account Value	120,326			$ 50,000		$ 165,752	135,301	132,296	82,685	74,870	78,643	70,060	55,881	50,750
C000152646
Account Value [Line Items]
Line Graph and Table Measure Name						HCM Dividend Sector Plus Fund
Account Value	23,909			10,000		$ 32,772	26,818	26,358	16,520	14,975	15,730	14,012	11,176	10,150
C000152644
Account Value [Line Items]
Line Graph and Table Measure Name						HCM Dividend Sector Plus Fund
Account Value	$ 22,631			$ 10,000		$ 30,560	25,198	25,149	15,877	14,529	15,386	13,806	11,090	10,150
C000236511
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Account Value	$ 9,425					9,496	9,222
C000236512
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
Account Value	$ 50,000					$ 50,510	48,971
C000236510
Account Value [Line Items]
Line Graph and Table Measure Name						HCM Dynamic Income Fund
Account Value	10,000					$ 10,050	9,794
C000174412
Account Value [Line Items]
Line Graph and Table Measure Name			HCM Income Plus Fund
Account Value	13,885		$ 9,425			18,634	15,250	16,990	12,789	10,573	10,600	9,812
C000213465
Account Value [Line Items]
Line Graph and Table Measure Name		HCM Income Plus Fund
Account Value	65,487	$ 50,000				$ 88,341	72,120	79,977	60,065
C000174413
Account Value [Line Items]
Line Graph and Table Measure Name						HCM Income Plus Fund
Account Value	14,149		$ 10,000			$ 18,701	15,427	17,446	13,223	11,009	11,126	10,372
C000143207
Account Value [Line Items]
Line Graph and Table Measure Name					HCM Tactical Growth Fund
Account Value	21,244				$ 9,425	$ 31,915	24,778	27,156	16,428	12,885	14,060	11,148	8,380	9,164
C000143208
Account Value [Line Items]
Line Graph and Table Measure Name						HCM Tactical Growth Fund
Account Value	21,378				$ 10,000	$ 31,649	24,744	27,540	16,780	13,266	14,584	11,651	8,820	9,720
C000143209
Account Value [Line Items]
Line Graph and Table Measure Name					HCM Tactical Growth Fund
Account Value	113,204				$ 50,000	$ 170,904	132,316	144,306	87,089	68,317	74,541	59,115	44,451	48,600
C000143210
Account Value [Line Items]
Line Graph and Table Measure Name						HCM Tactical Growth Fund
Account Value	22,520				$ 10,000	$ 33,827	26,265	28,785	17,418	13,663	14,908	11,823	8,890	9,720
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	21,309			$ 10,000		31,742	25,484	23,840	16,932	15,750	14,264	12,472	10,578	10,172
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	21,309			$ 10,000		31,742	25,484	23,840	16,932	15,750	14,264	12,472	10,578	10,172
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	106,545			$ 50,000		158,711	127,421	119,199	84,662	78,751	71,322	62,358	52,892	50,862
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	21,309			$ 10,000		31,742	25,484	23,840	16,932	15,750	14,264	12,472	10,578	10,172
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,309			$ 10,000		31,742	25,484	23,840	16,932	15,750	14,264	12,472	10,578	10,172
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000					10,167	9,906
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 50,000					50,834	49,531
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000					10,167	9,906
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	10,562		$ 10,000			10,738	10,463	11,773	11,813	10,863	10,071	10,111
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	47,768	$ 50,000				48,565	47,320	53,248	53,426
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	10,562		$ 10,000			10,738	10,463	11,773	11,813	10,863	10,071	10,111
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	22,363				$ 10,000	33,312	26,744	25,019	17,770	16,529	14,970	13,088	11,102	10,675
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	22,363				$ 10,000	33,312	26,744	25,019	17,770	16,529	14,970	13,088	11,102	10,675
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	111,813				$ 50,000	166,559	133,722	125,093	88,848	82,646	74,848	65,442	55,508	53,377
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Account Value	12,153				$ 10,000	13,874	12,714	12,267	10,189	10,409	10,869	10,227	9,463	10,323
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	19,397		$ 10,000			28,894	23,197	21,700	15,413	14,337	12,984	11,352
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	66,041	$ 50,000				98,376	78,981	73,884	52,477
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	19,397		$ 10,000			28,894	23,197	21,700	15,413	14,337	12,984	11,352
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Account Value	12,153				$ 10,000	13,874	12,714	12,267	10,189	10,409	10,869	10,227	9,463	10,323
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Account Value	12,153				$ 10,000	13,874	12,714	12,267	10,189	10,409	10,869	10,227	9,463	10,323
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name					HFRX Equity Hedge Index
Account Value	60,764				$ 50,000	69,370	63,569	61,337	50,944	52,043	54,346	51,135	47,317	51,615
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 22,363				$ 10,000	$ 33,312	$ 26,744	$ 25,019	$ 17,770	$ 16,529	$ 14,970	$ 13,088	$ 11,102	$ 10,675